S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jul. 23, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Messrs. Boris and Rettig own membership interests in our sponsor, which represent an aggregate of approximately 84.1% of the economic rights attributable to the founder shares held by our sponsor and an aggregate of approximately 12.9% of the economic rights attributable to the private placement units held by our sponsor, each subject to potential adjustment (assuming no exercise of the over-allotment option).
David Boris [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	David Boris
Mr. Boris [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Boris
Highview Sponsor Co., LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date of this prospectus, other than David Boris, our Chief Executive Officer, Chief Financial Officer and Director and Taylor Rettig, our President and Director, no other person has a direct or indirect material interest in our sponsor.